INCOME TAXES (Details 2) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating tax loss carried forward	$ 9,259,000	$ 6,671,000
Research and development enhancement	361,000	335,000
Other items	38,000	(335,000)
Valuation allowance	(9,658,000)	(6,671,000)
Net deferred tax assets	$ 0	$ 0